UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	June 30, 2002

Check here if Amendment ______; Amendment Number: __________
  This Amendment (Check only one.):	_____ is a restatement.
					_____ adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 		  Winslow Asset Management, Inc.
Address:		  25201 Chagrin Boulevard
		  Suite 185
		  Beachwood, Ohio 44122

Form 13F File Number: 	28-10889

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Susan F. Akers
Title:	Vice President, Chief Compliance Officer
Phone:	216-360-4700

Signature, Place and Date of Signing:

/s/ SUSAN F. AKERS		Beachwood, Ohio		June 4, 2004
SUSAN F. AKERS

Report Type (Check only one.):

?	13F HOLDINGS REPORTS (Check here if all holdings of
       this reporting manager are reported in this report).

13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manger are reported in this report and a portion are reported by other reporting manager (s).)



FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	99

Form 13F Information Table Value Total:	$141,463	(thousands)


List of Other Included Managers:

NONE










Voting


Value

Investment
Other
Authority
Security
Cusip
(x$1000)
Quantity
Discretion
Managers
Sole
ADMINISTAFF INC COM
007094105
$785
78,500
Sole
None
78,500
ALLTEL CORP COM
020039103
$603
12,834
Sole
None
12,834
AMERICAN EXPRESS CO COM
025816109
$722
19,890
Sole
None
19,890
AMERICAN INTL GROUP COM
026874107
$819
12,009
Sole
None
12,009
AMERIPATH INC COM
03071D109
$4,327
180,300
Sole
None
180,300
AOL TIME WARNER INC COM
00184a105
$537
36,505
Sole
None
36,505
AT&T CORP COM
001957505
$837
78,267
Sole
None
78,267
BAKER HUGHES INC COM
057224107
$1,227
36,850
Sole
None
36,850
BANKAMERICA CORP NEW
COM
060505104
$583
8,283
Sole
None
8,283
BEAZER HOMES USA INC COM
07556Q105
$1,214
15,178
Sole
None
15,178
BIG LOTS INC COM
089302103
$3,037
154,300
Sole
None
154,300
BJS WHOLESALE CLUB INC
COM
05548J106
$1,390
36,100
Sole
None
36,100
BRIGHT HORIZON FAMILY COM
109195107
$2,569
77,600
Sole
None
77,600
BRINKER INTL INC COM
109641100
$2,910
91,645
Sole
None
91,645
BRITISH PETE PLC AMERN SH
055622104
$795
15,752
Sole
None
15,752
CAMDEN PPTY TR SH BEN INT
133131102
$2,142
57,836
Sole
None
57,836
CANADIAN NATL RY CO COM
136375102
$1,373
26,500
Sole
None
26,500
CARDINAL HEALTH
14149Y108
$679
11,050
Sole
None
11,050
CATERPILLAR INC DEL COM
149123101
$1,329
27,150
Sole
None
27,150
CENDANT CORP COM
151313103
$2,314
145,740
Sole
None
145,740
CENTEX CORP COM
152312104
$1,023
17,700
Sole
None
17,700
CENTURYTEL INC COM
156700106
$1,118
37,900
Sole
None
37,900
CHART INDS INC COM
16115Q100
$439
227,550
Sole
None
227,550
CHEVRONTEXACO CORP COM
166764100
$521
5,882
Sole
None
5,882
CISCO SYS INC COM
17275R102
$1,330
95,345
Sole
None
95,345
COMPUWARE
205638109
$354
58,250
Sole
None
58,250
DELPHI AUTOMOTIVE SYS
CORP COM
247126105
$316
23,924
Sole
None
23,924
DISNEY WALT CO COM
254687106
$1,437
76,050
Sole
None
76,050
DOW CHEM CO COM
260543103
$215
6,264
Sole
None
6,264
DUKE REALTY INVT INC COM
NEW
264411505
$1,546
53,400
Sole
None
53,400
EASTMAN KODAK CO COM
277461109
$1,132
38,820
Sole
None
38,820
EEX CORP COM
26842V207
$21
10,333
Sole
None
10,333
EOG RES INC COM
26875P101
$1,915
48,240
Sole
None
48,240
EXXON CORP COM
30231G102
$935
22,858
Sole
None
22,858
FIRST ESSEX BANCORP
320103104
$1,814
53,050
Sole
None
53,050
FIRSTMERIT CORP COM
337915102
$2,784
100,947
Sole
None
100,947
FLUOR CORP COM
343412102
$1,334
34,240
Sole
None
34,240
FRANKLIN RES INC COM
354613101
$761
17,850
Sole
None
17,850
GATX CORP COM
361448103
$1,251
41,550
Sole
None
41,550
GENCORP INC COM
368682100
$1,643
114,874
Sole
None
114,874
GENERAL MTRS CORP CL H
NEW
370442832
$153
14,682
Sole
None
14,682
GENERAL MTRS CORP COM
370442105
$796
14,890
Sole
None
14,890
HALLIBURTON CO COM
406216101
$766
48,060
Sole
None
48,060
HARTFORD FINL SVCS COM
416515104
$630
10,600
Sole
None
10,600
HCA-THE HEALTHCARE
COMPANY
404119109
$2,919
61,450
Sole
None
61,450
HEWLETT-PACKARD
428236103
$1,540
100,774
Sole
None
100,774
HILFIGER TOMMY CORP ORD
G8915Z102
$1,565
109,300
Sole
None
109,300
HORACE MANN EDUCTR CP
COM
440327104
$1,540
82,494
Sole
None
82,494
HUFFY CORP COM
444356109
$311
36,000
Sole
None
36,000
INTEL CORP COM
458140100
$1,888
103,347
Sole
None
103,347
INTERNATIONAL BUS MACH
COM
459200101
$278
3,859
Sole
None
3,859
INTL PAPER CO COM
460146103
$330
7,576
Sole
None
7,576
ITT INDS INC IND COM
450911102
$1,821
25,800
Sole
None
25,800
J P MORGAN CHASE & CO
COM
46625H100
$937
27,616
Sole
None
27,616
KENNAMETAL INC COM
489170100
$2,090
57,100
Sole
None
57,100
KIMBERLY CLARK CORP COM
494368103
$422
6,800
Sole
None
6,800
LEHMAN BROS HLDGS INC
COM
524908100
$2,966
47,440
Sole
None
47,440
LOEWS CORP COM
540424108
$1,152
21,744
Sole
None
21,744
LUBRIZOL CORP COM
549271104
$402
12,000
Sole
None
12,000
MASSEY ENERGY CORP COM
576206106
$387
30,440
Sole
None
30,440
MERCK & CO INC COM
589331107
$2,921
57,674
Sole
None
57,674
MORGAN STANLEY DEAN
WITTER & CO NEW
617446448
$329
7,639
Sole
None
7,639
MOTOROLA
620076109
$1,908
130,745
Sole
None
130,745
NATIONAL CITY CORP COM
635405103
$549
16,500
Sole
None
16,500
NATIONAL SEMICONDUCTOR
COM
637640103
$2,872
98,450
Sole
None
98,450
NATIONWIDE FINL SVCS CL A
638612101
$1,712
43,350
Sole
None
43,350
NORDSON CORP COM
655663102
$1,667
67,600
Sole
None
67,600
NORDSTROM INC
655664100
$2,465
108,840
Sole
None
108,840
OHIO SVGS FINL CORP COM
677502106
$1,001
237
Sole
None
237
OMNICARE INC COM
681904108
$1,287
49,000
Sole
None
49,000
ORACLE SYSTEMS
68389X105
$1,292
136,380
Sole
None
136,380
OWENS & MINOR INC NEW
COM
690732102
$2,770
140,204
Sole
None
140,204
PFIZER INC COM
717081103
$330
9,440
Sole
None
9,440
POLYONE CORP COM
73179p106
$470
41,750
Sole
None
41,750
PROCTER & GAMBLE CO COM
742718109
$259
2,900
Sole
None
2,900
PROGRESSIVE CORP OHIO
COM
743315103
$7,742
133,823
Sole
None
133,823
QUALITY DINING INC COM
74756P105
$241
56,700
Sole
None
56,700
READERS DIGEST ASSN INC
COMMON
755267101
$1,493
79,700
Sole
None
79,700
SBC COMMUNICATIONS INC
COM
78387G103
$1,442
47,275
Sole
None
47,275
SCHLUMBERGER LTD COM
806857108
$2,495
53,650
Sole
None
53,650
SCOTTS CO CL A
810186106
$2,382
52,470
Sole
None
52,470
SCUDDER NEW ASIA FD COM
811183102
$511
55,550
Sole
None
55,550
SIMON PPTY GROUP NEW
COM
828806109
$1,474
40,012
Sole
None
40,012
ST PAUL CO
792860108
$1,928
49,550
Sole
None
49,550
STARWOOD HOTEL&RESORTS
COMBND CTF NEW
85590A203
$2,650
80,564
Sole
None
80,564
STERIS CORP COM
859152100
$3,032
158,652
Sole
None
158,652
TENET HEALTHCARE CORP
COM
88033G100
$1,298
18,140
Sole
None
18,140
TERADYNE INC COM
880770102
$1,312
55,850
Sole
None
55,850
TETRA TECH INC NEW COM
88162G103
$1,527
103,860
Sole
None
103,860
TJX COS INC NEW COM
872540109
$435
22,200
Sole
None
22,200
TRANSOCEAN SEDCO FOREX
INC
g90078109
$2,274
73,017
Sole
None
73,017
TRW INC COM
872649108
$2,012
35,304
Sole
None
35,304
UBS AG ORD
H8920M855
$641
12,841
Sole
None
12,841
VERIZON COMMUNICATIONS
COM
92343V104
$1,371
34,138
Sole
None
34,138
WACHOVIA CORP 2ND NEW
COM
929903102
$2,983
78,133
Sole
None
78,133
WAL-MART STORES
931142103
$297
5,400
Sole
None
5,400
WEBSENSE INC COM
947684106
$1,134
44,350
Sole
None
44,350
WILD OATS MARKETS INC
COM
96808B107
$3,929
244,059
Sole
None
244,059
WORLDCOM INC COM
98157D106
$55
66,451
Sole
None
66,451









$141,463